Label	Element	Value
ROBECO BP SMALL CAP VALUE II | INVESTOR
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000831114_SupplementTextBlock

The RBB Fund, Inc.

ROBECO INVESTMENT FUNDS

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco Boston Partners Long/Short Research Fund

Robeco Boston Partners Global Equity Fund

Robeco Boston Partners International Equity Fund

Robeco Boston Partners Global Long/Short Fund

Investor Class

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated May 28, 2014

to Prospectus dated December 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.                                      Contractual Fee Waiver Agreement

Robeco Investment Management, Inc. (“Robeco”) has agreed to enter into a contractual fee waiver agreement (“Agreement”) in order to maintain the expense ratios of the Robeco Boston Partners Small Cap Value Fund II (the “Fund”) of The RBB Fund, Inc.   Pursuant to the Agreement effective May 28, 2014, Robeco shall through December 31, 2016, waive all or a portion of its investment advisory fees and/or reimburse expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) in an aggregate amount equal to the amount by which a Fund’s total annual Fund operating expenses exceeds 1.35% of the average daily net assets attributable to the Investor Class shares of the Fund.

Accordingly, the “Expenses and Fees” table and “Example” for the Fund beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	ROBECO BP SMALL CAP VALUE II
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	rr_ExchangeFeeOverRedemption	1.00%
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.54%
Less Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Net expenses	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-12-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	783
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,783
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[1]	The Fund's investment adviser, Robeco Investment Management, Inc. ("Robeco"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Investor Class shares exceeds 1.35% of the average daily net assets attributable to the Fund's Investor Class shares. In determining Robeco's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.35%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the three years from May 28, 2014 to May 28, 2017 the Fund's Advisory Agreement with Robeco is in effect, the Fund's Total annual Fund operating expenses for that year are less than 1.35%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.